Related Party Transactions - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of transactions between related parties [line items]
Wealth Management Assets	$ 4,700.0	$ 4,100.0
Revenue From Rendering Of Services Related Party Transactions	6.6	7.2
Directors [member]
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	252.8	177.6
Utilized credit exposure	$ 189.6	$ 115.9